Intangible Assets - Schedule of Demonstrates the Changes During the Years (Details) - BRL (R$) R$ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		R$ 1,138,811	R$ 927,414
Additions		152,813	173,677
Amortization for the period		(103,946)	(96,458)
Balance at ending		1,187,678	1,004,633
Internally/Externally developed software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[1]	1,005,142	774,562
Additions	[1]	122,813	137,444
Amortization for the period	[1]	(76,255)	(59,021)
Balance at ending	[1]	1,051,700	852,985
Software licenses [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		47,098	43,435
Additions			36,233
Amortization for the period		(22,193)	(31,136)
Balance at ending		24,905	48,532
Purchased software [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning		20,604	30,065
Additions
Amortization for the period		(2,151)	(2,955)
Balance at ending		18,453	27,110
Software acquired through business combination [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	15,447	28,832
Additions	[2]
Amortization for the period	[2]	(3,347)	(3,346)
Balance at ending	[2]	12,100	25,486
Other intangible assets [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning
Additions		30,000
Amortization for the period
Balance at ending		30,000
Goodwill [Member]
Schedule of Demonstrates the Changes During the Years [Line Items]
Balance at beginning	[2]	50,520	50,520
Additions	[2]
Amortization for the period	[2]
Balance at ending	[2]	R$ 50,520	R$ 50,520

[1]	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.
[2]	Additions through business combination and common control transactions.